SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2)USD
			Unaudited
Total assets	—	258,466	39,725
Total liabilities	—	28,431	4,370

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2)USD
			Unaudited
Net Revenues	—	47,161	7,249
Net Expenses	—	(75,115)	(11,545)

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2)USD
			Unaudited
Cash flows from operating activities	—	101,213	15,556
Cash flows from investing activities	—	(119,220)	(18,324)
Cash flows from financing activities	—	31,015	4,767
Net increase in cash	—	13,008	1,999